Condensed Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 1,780,031	$ 221,961
Short-term deposits	5,081,331	9,084,082
Trade receivables, net	750,686	1,606,495
Other receivables	656,886	359,591
Inventories	1,385,736	981,729
Total current assets	9,654,670	12,253,858
Non-current assets
Restricted deposits	31,927	33,569
Property, plant and equipment, net	327,850	283,790
Severance pay deposits	152,237	156,723
Operating lease right-of-use assets	570,432	635,976
Total non-current assets	1,082,446	1,110,058
Total assets	10,737,116	13,363,916
Current liabilities
Trade payables	675,586	1,083,345
Current maturities of long-term loans from related party	226,719
Other current liabilities	897,597	727,560
Total current liabilities	1,799,902	1,810,905
Long-term liabilities
Long-term loans from related party, net of current maturities	861,531	1,088,250
Non-current operating lease liabilities	368,021	442,166
Accrued severance pay	405,875	425,742
Total long-term liabilities	1,635,427	1,956,158
Total liabilities	3,435,329	3,767,063
Commitments and contingencies
Shareholders’ equity (capital deficiency)
Ordinary shares, no par value per share: authorized - 100,000,000 as of June 30, 2023 and December 31, 2022; issued and outstanding: 7,878,501 and 7,999,216 shares as of June 30, 2023 and December 31, 2022, respectively.
Treasury stock 120,715 shares as of June 30, 2023.	(119,536)
Additional paid-in capital	17,877,877	17,789,380
Accumulated deficit	(10,456,554)	(8,192,527)
Total shareholders’ equity	7,301,787	9,596,853
Total liabilities and equity	$ 10,737,116	$ 13,363,916